RELATED PARTY TRANSACTIONS - Balances and transactions (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Assets Balance
ASSETS
Total assets	R$ 6,379,875		R$ 6,425,557
Liabilities Balance
LIABILITIES
Total liabilities	22,754,784		24,163,564
Results Balance
RESULT
Total	(178,653)	R$ 50,292
Federal Government - Banco do Brasil | Results Balance
RESULT
Financial expenses	(20,022)	1,504
Federal Government - Caixa Economica Federal | Results Balance
RESULT
Financial expenses	(6,142)	(916)
Federal Government - BNDES | Results Balance
RESULT
Financial expenses	(11,749)	(11,384)
National Treasury - Itaipu | Liabilities Balance
LIABILITIES
Repayment Obligations	3,672,105		4,151,585
Federal Government | Assets Balance
ASSETS
Compensation rights	6,373,111		6,396,234
Federal Public Power - Caixa Econmica Federal | Liabilities Balance
LIABILITIES
Loans And Financing Payable	3,714,237		3,878,939
Federal Public Power - BNDES | Liabilities Balance
LIABILITIES
Loans And Financing Payable	5,017,220		5,126,501
Federal Public Power - BNDES | Results Balance
RESULT
Other revenue/(expenses)	(147)
Federal Public Power - BNB | Liabilities Balance
LIABILITIES
Loans And Financing Payable	1,045,785		1,053,997
Federal Public Power - BASA | Liabilities Balance
LIABILITIES
Loans And Financing Payable	354,309		357,049
Federal Public Power - BASA | Results Balance
RESULT
Financial expenses	(5,914)
Federal Public Power - FINEP | Liabilities Balance
LIABILITIES
Loans And Financing Payable	46,578		52,465
Federal Public Power - FINEP | Results Balance
RESULT
Financial expenses	(535)	(521)
Federal Public Power - FIDC Infinity DI | Assets Balance
ASSETS
Bonds and linked deposits	38		29,323
Federal Public Power - FIDC Infinity DI | Liabilities Balance
LIABILITIES
Loans And Financing Payable			28,269
Federal Public Power - FIDC Infinity DI | Results Balance
RESULT
Financial revenue	514	464
Financial expenses	(819)	(5,121)
Federal Public Power - Banco do Brasil | Liabilities Balance
LIABILITIES
Loans And Financing Payable	1,784,114		2,036,300
Federal Public Power - Banco do Brasil | Results Balance
RESULT
Other revenue/(expenses)	(9)
Federal Public Power - Global Reversion Reserve | Liabilities Balance
LIABILITIES
Loans And Financing Payable	1,885,670		1,950,629
Petrobras | Assets Balance
ASSETS
Clients	5,604
Accounts receivable	193
Petrobras | Liabilities Balance
LIABILITIES
Loans And Financing Payable	5,202,789		R$ 5,527,830
Suppliers	31,977
Petrobras | Results Balance
RESULT
Energy sales revenue	7,408
Revenue from service provision	122
Electricity usage recipe	7,536
Other revenue/(expenses)	(285,586)
Financial expenses	138,454	R$ 66,266
Banco Votorantim [Member] | Assets Balance
ASSETS
Accounts receivable	657
Banco Votorantim [Member] | Results Balance
RESULT
Other revenue/(expenses)	(421)
Ministerio de Minas e Energia - MME [Member] | Assets Balance
ASSETS
Accounts receivable	213
Ministerio de Minas e Energia - MME [Member] | Results Balance
RESULT
Other revenue/(expenses)	310
Telecomunicacoes Brasileiras S.A. - TELEBRAS [Member] | Assets Balance
ASSETS
Accounts receivable	59
Telecomunicacoes Brasileiras S.A. - TELEBRAS [Member] | Results Balance
RESULT
Revenue from service provision	2,861
National system operator - ONS, Operador Nacional do Sistema [Member] | Results Balance
RESULT
Other revenue/(expenses)	R$ (4,514)